Other operating costs - Additional Information (Detail) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) € / shares	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2020 EUR (€)	Dec. 17, 2021 $ / shares
Details Of Other Operating Costs [Line Items]
Closing price per share (in USD per share) | € / shares	€ 0.02	€ 0.02
Donations	€ 1,000		€ 4,482
IIAC's shares
Details Of Other Operating Costs [Line Items]
Closing price per share (in USD per share) | $ / shares				$ 10.14
Costs related to the business combination | IIAC
Details Of Other Operating Costs [Line Items]
Share issue related cost		€ 37,906
Stock issued during period (in shares) | shares		5,031,250
Costs related to the business combination | Zegna
Details Of Other Operating Costs [Line Items]
Share issue related cost		€ 114,963
Gifts, associations, and donations | Zegna
Details Of Other Operating Costs [Line Items]
Donations related to other initiatives			4,482
Contribution to associates and donations			€ 200